Long-Term Debt - Movements in Interest bearing Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowing costs Abstract [Abstract]
Opening balance	$ 2,372	$ 2,511
New loans and borrowings	31	46
Repayments	(575)	(228)
Other	(22)	43
Ending balance	$ 1,806	$ 2,372